Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Collateral delivered (Details) - Financial instrument in connection with OTC derivative transactions - MXN ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	$ 14,585	$ 13,234
Financial assets at amortized cost category | Loans and advances - Customers
Financial instruments
Collateral delivered	1,091
Financial assets at fair value through profit or loss category | Debt instruments
Financial instruments
Collateral delivered	7,077	6,375
Mexican financial institutions | Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	11,697	7,163
Mexican financial institutions | Financial assets at fair value through profit or loss category | Debt instruments
Financial instruments
Collateral delivered	4,906	3,443
Foreign financial Institutions | Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	2,888	6,071
Foreign financial Institutions | Financial assets at fair value through profit or loss category | Debt instruments
Financial instruments
Collateral delivered	2,171	$ 2,932
Mexican institutions | Financial assets at amortized cost category | Loans and advances - Customers
Financial instruments
Collateral delivered	$ 1,091